SUMMARY OF SIGNIFICANT ACCOUNTING POLICIE (Tables)	12 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of Costs of Retirement Plans [Table Text Block]
	For the fiscal year ended June 30,
	2016	2015

Allocated shares	125,411	132,058
Shares committed to be released	9,338	9,338
Unearned shares	103,636	122,311
Total ESOP shares	238,385	263,707

Fair value of unearned shares at End of period (dollars in thousands)	$850	$1,025

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s stock option plan as of June 30, 2016, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Expired/Forfeited	325,800	10.10

Outstanding at end of year	-	-	$-

Options exercisable at end of year	-	-	$-

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:

(in thousands)	2016	2015

Net income allocated to common shareholders, basic and diluted	$1,501	$2,069

	2016	2015
Basic
Weighted-average common shares outstanding	8,324,195	8,348,785

Diluted
Weighted-average common shares outstanding (diluted)	8,324,195	8,348,785

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2016 and 2015. The securities represented are only those classified as available-for sale.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2016
Agency mortgage-backed: residential	$81	$—	$81	$—
FHLMC stock	53	—	53	—
	$134	$—	$134	$—

2015
Agency mortgage-backed: residential	$96	$—	$96	$—
FHLMC stock	63	—	63	—
	$159	$—	$159	$—

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2016 and 2015.

		Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)

2016
Other real estate owned, net
One- to four-family	$274	-	-	$274
Land	79	-	-	79

2015
Other real estate owned, net
One- to four-family	$525	-	-	$525
Land	15	-	-	15

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2016 and 2015:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2016	(in thousands)	Technique(s)	Input(s)	Average)

Foreclosed and repossessed assets:
1-4 family	$274	Sales comparison approach	Adjustments for differences between comparable sales	-24.0% to 15.2% (-5.1%)
Land	79	Sales comparison approach	Adjustments for differences between comparable sales	3.5% to 6.6% (5.0%)

				Range
	Fair Value	Valuation	Unobservable	(Weighted
June 30, 2015	(in thousands)	Technique(s)	Input(s)	Average)
Foreclosed and repossessed assets:
1-4 family	$525	Sales comparison approach	Adjustments for differences between comparable sales	1.5% to 11.7% (2.9%)
Land	15	Sales comparison approach	Adjustments for differences between comparable sales	20.2% to 38.9% (20.8%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2016 and June 30, 2015 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2016 Using
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$13,108	$13,108			$13,108
Term deposits in other financial institutions	3,711	3,711			3,711
Available-for-sale securities	134		$134		134
Held-to-maturity securities	4,079		4,151		4,151
Loans receivable - net	238,468			$242,456	242,456
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	710		21	689	710

Financial liabilities
Deposits	$188,572	$81,814	$106,820		$188,634
Federal Home Loan Bank advances	33,211		33,517		33,517
Advances by borrowers for taxes and insurance	741		741		741
Accrued interest payable	22		22		22

The carrying amounts and estimated fair values of financial instruments at June 30, 2015, are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2015 Using
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$13,635	$13,635			$13,635
Available-for-sale securities	159		$159		159
Held-to-maturity securities	6,423		6,534		6,534
Loans held for sale	100		101		101
Loans receivable - net	243,815			$248,265	248,265
Federal Home Loan Bank stock	6,482				n/a
Accrued interest receivable	725		27	698	725

Financial liabilities
Deposits	$199,701	$83,603	$116,304		$199,907
Federal Home Loan Bank advances	26,635		27,265		27,265
Advances by borrowers for taxes and insurance	699		699		699
Accrued interest payable	32		32		32

Schedule of Related Party Transactions [Table Text Block]
Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2016 and 2015 are summarized as follows:

(in thousands)	2016	2015

Outstanding principal, beginning of year	$1,393	$1,265
Changes in composition of related parties	(288)	157
Principal disbursed during the year	—	146
Principal repaid and refinanced during the year	(62)	(175)
Outstanding principal, end of year	$1,043	$1,393